Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust 2015-C27
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	JPMBB Commercial Mortgage Securities Trust
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	6
			askmidlandls.com	(913) 253-9000
Additional Information	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644ABC5	1.413700%	38,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644ABD3	2.733700%	135,330,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46644ABE1	2.920200%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46644AAA0	2.920200%	50,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644ABF8	3.179400%	222,831,000.00	1,100,203.43	97,948.53	2,914.99	0.00	0.00	100,863.52	1,002,254.90	99.59%	30.00%
A-SB	46644ABG6	3.017400%	63,997,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	0.00	0.00	0.00	0.00	49,709,000.00	79.10%	24.06%
B	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	0.00	0.00	0.00	0.00	52,766,000.00	57.35%	17.75%
C	46644ABM3	4.454562%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00	42.70%	13.50%
D	46644AAN2	3.954562%	40,781,000.00	40,781,000.00	0.00	0.00	0.00	0.00	0.00	40,781,000.00	25.89%	8.62%
E*	46644AAQ5	2.805000%	24,531,000.00	24,531,000.00	0.00	0.00	0.00	0.00	0.00	24,531,000.00	15.78%	5.69%
F	46644AAS1	3.000000%	11,021,000.00	11,021,000.00	0.00	0.00	0.00	0.00	0.00	11,021,000.00	11.24%	4.38%
G	46644AAU6	3.000000%	8,366,000.00	8,366,000.00	0.00	0.00	0.00	0.00	0.00	8,366,000.00	7.79%	3.37%
NR	46644AAW2	3.000000%	28,232,488.00	18,905,435.59	0.00	0.00	0.00	0.00	0.00	18,905,435.59	0.00%	0.00%
Z	46644AAY8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644ABA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			836,528,489.01	242,731,639.02	97,948.53	2,914.99	0.00	0.00	100,863.52	242,633,690.49

X-A	46644ABH4	0.830601%	635,279,000.00	50,809,203.43	0.00	35,168.48	0.00	0.00	35,168.48	50,711,254.90
X-B	46644ABJ0	0.556462%	52,766,000.00	52,766,000.00	0.00	24,468.55	0.00	0.00	24,468.55	52,766,000.00
X-C	46644AAC6	0.000000%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00
X-D	46644AAE2	0.500000%	40,781,000.00	40,781,000.00	0.00	16,992.08	0.00	0.00	16,992.08	40,781,000.00
X-E	46644AAG7	1.649562%	24,531,000.00	24,531,000.00	0.00	33,721.16	0.00	0.00	33,721.16	24,531,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-FG	46644AAJ1	1.454562%	19,387,000.00	19,387,000.00	0.00	23,499.66	0.00	0.00	23,499.66	19,387,000.00
X-NR	46644AAL6	1.454562%	28,232,488.00	18,905,435.59	0.00	22,915.93	0.00	0.00	22,915.93	18,905,435.59
Notional SubTotal			836,528,488.00	242,731,639.02	0.00	156,765.86	0.00	0.00	156,765.86	242,633,690.49

Deal Distribution Total					97,948.53	159,680.85	0.00	0.00	257,629.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644ABC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644ABD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46644ABE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46644AAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644ABF8	4.93738946	0.43956420	0.01308162	0.00000000	0.00000000	0.00000000	0.00000000	0.45264582	4.49782526
A-SB	46644ABG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644ABK7	1,000.00000000	0.00000000	0.00000000	3.02816673	57.53516788	0.00000000	0.00000000	0.00000000	1,000.00000000
B	46644ABL5	1,000.00000000	0.00000000	0.00000000	3.24841659	62.13084467	0.00000000	0.00000000	0.00000000	1,000.00000000
C	46644ABM3	1,000.00000000	0.00000000	0.00000000	3.71213462	81.52682971	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46644AAN2	1,000.00000000	0.00000000	0.00000000	3.29546799	116.98804272	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46644AAQ5	1,000.00000000	0.00000000	0.00000000	2.33749990	123.88749460	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644AAS1	1,000.00000000	0.00000000	0.00000000	2.50000000	132.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46644AAU6	1,000.00000000	0.00000000	0.00000000	2.50000000	154.60037174	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644AAW2	669.63406094	0.00000000	0.00000000	1.67408519	172.02835365	0.00000000	0.00000000	0.00000000	669.63406094
Z	46644AAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644ABA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644ABH4	79.97935306	0.00000000	0.05535911	0.00000000	0.00000000	0.00000000	0.00000000	0.05535911	79.82517115
X-B	46644ABJ0	1,000.00000000	0.00000000	0.46371811	0.00000000	0.00000000	0.00000000	0.00000000	0.46371811	1,000.00000000
X-C	46644AAC6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644AAE2	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	1,000.00000000
X-E	46644AAG7	1,000.00000000	0.00000000	1.37463454	0.00000000	0.00000000	0.00000000	0.00000000	1.37463454	1,000.00000000
X-FG	46644AAJ1	1,000.00000000	0.00000000	1.21213494	0.00000000	0.00000000	0.00000000	0.00000000	1.21213494	1,000.00000000
X-NR	46644AAL6	669.63406094	0.00000000	0.81168652	0.00000000	0.00000000	0.00000000	0.00000000	0.81168652	669.63406094

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	2,914.99	0.00	2,914.99	0.00	0.00	0.00	2,914.99	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	07/01/26 - 07/30/26	30	2,709,488.52	150,527.14	0.00	150,527.14	150,527.14	0.00	0.00	0.00	2,860,015.66
B	07/01/26 - 07/30/26	30	3,106,990.20	171,405.95	0.00	171,405.95	171,405.95	0.00	0.00	0.00	3,278,396.15
C	07/01/26 - 07/30/26	30	2,766,468.04	131,973.81	0.00	131,973.81	131,973.81	0.00	0.00	0.00	2,898,441.85
D	07/01/26 - 07/30/26	30	4,636,496.89	134,392.48	0.00	134,392.48	134,392.48	0.00	0.00	0.00	4,770,889.37
E	07/01/26 - 07/30/26	30	2,981,742.92	57,341.21	0.00	57,341.21	57,341.21	0.00	0.00	0.00	3,039,084.13
F	07/01/26 - 07/30/26	30	1,432,730.00	27,552.50	0.00	27,552.50	27,552.50	0.00	0.00	0.00	1,460,282.50
G	07/01/26 - 07/30/26	30	1,272,471.71	20,915.00	0.00	20,915.00	20,915.00	0.00	0.00	0.00	1,293,386.71
NR	07/01/26 - 07/30/26	30	4,809,524.84	47,263.59	0.00	47,263.59	47,263.59	0.00	0.00	0.00	4,856,788.43
X-A	07/01/26 - 07/30/26	30	0.00	35,168.48	0.00	35,168.48	0.00	0.00	0.00	35,168.48	0.00
X-B	07/01/26 - 07/30/26	30	0.00	24,468.55	0.00	24,468.55	0.00	0.00	0.00	24,468.55	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	16,992.08	0.00	16,992.08	0.00	0.00	0.00	16,992.08	0.00
X-E	07/01/26 - 07/30/26	30	0.00	33,721.16	0.00	33,721.16	0.00	0.00	0.00	33,721.16	0.00
X-FG	07/01/26 - 07/30/26	30	0.00	23,499.66	0.00	23,499.66	0.00	0.00	0.00	23,499.66	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	22,915.93	0.00	22,915.93	0.00	0.00	0.00	22,915.93	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			23,715,913.12	901,052.53	0.00	901,052.53	741,371.68	0.00	0.00	159,680.85	24,457,284.80

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	0.00	0.00	0.00	0.00	49,709,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	0.00	0.00	0.00	0.00	52,766,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644ABM3	4.454562%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			138,027,000.03	138,027,000.00	0.00	0.00	0.00	0.00	0.00	138,027,000.00

Exchangeable Certificate Details
EC	46644ABN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	257,629.38	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	906,745.76	Master Servicing Fee	1,553.01
Interest Reductions due to Nonrecoverability Determination	(404,119.10)	Certificate Administrator Fee	1,127.01
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	104.74
ARD Interest	0.00	Senior Trust Advisor Fee	439.91
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	3,224.67
Total Interest Collected	502,626.66

Principal		Expenses/Reimbursements
Scheduled Principal	210,332.57	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	230,878.91
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	50,880.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	6,169.32
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	164,176.83
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	210,332.57	Total Expenses/Reimbursements	452,105.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	159,680.85
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	97,948.53
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	257,629.38
Total Funds Collected	712,959.23	Total Funds Distributed	712,959.22

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	243,268,943.35	243,268,943.35	Beginning Certificate Balance	242,731,639.02
(-) Scheduled Principal Collections	210,332.57	210,332.57	(-) Principal Distributions	97,948.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	164,176.83
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	243,058,610.78	243,058,610.78	Certificate Other Adjustments**	(164,176.83)
Beginning Actual Collateral Balance	244,036,060.24	244,036,060.24	Ending Certificate Balance	242,633,690.49
Ending Actual Collateral Balance	243,856,603.70	243,856,603.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(537,304.33)
Beginning Cumulative Advances	6,220,084.97	863,383.18	UC / (OC) Change	112,384.04
Current Period Advances	164,176.83	0.00	Ending UC / (OC)	(424,920.29)
Ending Cumulative Advances	6,384,261.80	863,383.18	Net WAC Rate	4.45%
			UC / (OC) Interest	(1,994.55)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or realized losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	8,396,400.97	3.45%	42	4.2800	2.440000	1.35 or less	4	234,662,209.81	96.55%	(19)	4.3303	0.424622
10,000,000 to 19,999,999		1	14,574,000.57	6.00%	(20)	4.4500	0.970000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		1	37,088,209.24	15.26%	(19)	4.1900	0.180000	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	183,000,000.00	75.29%	(19)	4.3492	0.430765	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	243,058,610.78	100.00%	(17)	4.3285	0.494242	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	1	8,396,400.97	3.45%	42	4.2800	2.440000
								Totals	5	243,058,610.78	100.00%	(17)	4.3285	0.494242
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	14,574,000.57	6.00%	(20)	4.4500	0.970000
							Industrial	1	8,396,400.97	3.45%	42	4.2800	2.440000
Michigan	1	8,396,400.97	3.45%	42	4.2800	2.440000
							Mixed Use	1	73,000,000.00	30.03%	(18)	4.3000	0.010000
New York	2	183,000,000.00	75.29%	(19)	4.3492	0.430765
							Office	3	161,662,209.81	66.51%	(19)	4.3440	0.611848
Washington, DC	1	37,088,209.24	15.26%	(19)	4.1900	0.180000
							Totals	5	243,058,610.78	100.00%	(17)	4.3285	0.494242
Totals	5	243,058,610.78	100.00%	(17)	4.3285	0.494242

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	4	228,484,610.21	94.00%	(16)	4.3208	0.463896	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	14,574,000.57	6.00%	(20)	4.4500	0.970000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	243,058,610.78	100.00%	(17)	4.3285	0.494242	49 months or greater	5	243,058,610.78	100.00%	(17)	4.3285	0.494242
								Totals	5	243,058,610.78	100.00%	(17)	4.3285	0.494242
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	234,662,209.81	96.55%	(19)	4.3303	0.424622	Interest Only	1	110,000,000.00	45.26%	(19)	4.3818	0.710000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	124,662,209.81	51.29%	(19)	4.2848	0.172808
	Totals	4	234,662,209.81	96.55%	(19)	4.3303	0.424622	241 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	234,662,209.81	96.55%	(19)	4.3303	0.424622
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	5	243,058,610.78	100.00%	(17)	4.3285	0.494242	120 months or less	1	8,396,400.97	3.45%	42	4.2800	2.440000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	8,396,400.97	3.45%	42	4.2800	2.440000
	Totals	5	243,058,610.78	100.00%	(17)	4.3285	0.494242
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30308886	OF	New York	NY	Actual/360	4.382%	415,054.78	0.00	0.00	N/A	01/01/25	--	110,000,000.00	110,000,000.00	07/01/26
3	30308907	MU	New York	NY	Actual/360	4.300%	0.00	0.00	0.00	N/A	02/06/25	--	73,000,000.00	73,000,000.00	03/06/22
4	30308899	OF	Washington	DC	Actual/360	4.190%	0.00	0.00	0.00	N/A	01/01/25	--	37,088,209.24	37,088,209.24	06/01/23
7	30308885	IN	Livonia	MI	Actual/360	4.280%	31,606.80	179,456.54	0.00	N/A	02/01/30	--	8,575,857.51	8,396,400.97	08/01/26
15	30308897	OF	Birmingham	AL	Actual/360	4.450%	55,965.08	30,876.03	0.00	N/A	12/06/24	--	14,604,876.60	14,574,000.57	07/06/26
Totals							502,626.66	210,332.57	0.00				243,268,943.35	243,058,610.78
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	5,320,193.00	6,137,724.00	04/01/25	03/31/26	07/13/26	60,355,642.23	227,475.57	187,105.60	187,105.60	3,901,089.46	0.00
3	15,440.00	0.00	--	--	01/12/26	59,180,077.63	4,394,434.55	(815.94)	1,595,496.36	0.00	164,176.83
4	441,739.00	0.00	--	--	03/11/25	34,276,109.54	410,700.82	(414.54)	98,506.03	0.00	0.00
7	6,131,299.37	6,568,827.82	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,240,003.00	293,592.41	01/01/26	03/31/26	04/13/26	899,264.55	3,403.34	82,746.07	82,746.07	0.00	0.00
Totals	13,148,674.37	13,000,144.23				154,711,093.95	5,036,014.28	268,621.19	1,963,854.06	3,901,089.46	164,176.83

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328543%	4.310924%	(17)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	616,931.52	0	0.00	4.328522%	4.310866%	(16)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328809%	4.311001%	(15)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328787%	4.310943%	(14)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328766%	4.310885%	(12)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328745%	4.310828%	(11)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328726%	4.310772%	(10)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328705%	4.310715%	(9)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328684%	4.310659%	(8)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328664%	4.310603%	(7)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328643%	4.310547%	(6)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328623%	4.310492%	(5)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A1	30308886	07/01/26	0	5	187,105.60	187,105.60	4,376,425.93	110,000,000.00	01/03/25	2
3	30308907	03/06/22	52	5	(815.94)	1,595,496.36	195.00	73,000,000.00	09/21/21	2
4	30308899	06/01/23	37	5	(414.54)	98,506.03	14,877.50	37,855,326.13	02/02/23	2
15	30308897	07/06/26	0	5	82,746.07	82,746.07	101,170.86	14,604,876.60	12/10/24	7
Totals					268,621.19	1,963,854.06	4,492,669.29	235,460,202.73
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		234,662,210	0	234,662,210		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		8,396,401	8,396,401	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	243,058,611	132,970,402	0	0	110,088,209	0
Jul-26	243,268,943	133,180,734	0	0	110,088,209	0
Jun-26	244,095,991	134,007,782	0	0	110,088,209	0
May-26	244,302,416	134,214,206	0	0	110,088,209	0
Apr-26	244,511,043	134,422,834	0	0	110,088,209	0
Mar-26	244,715,935	24,627,726	0	0	220,088,209	0
Feb-26	244,929,114	24,840,905	0	0	220,088,209	0
Jan-26	245,132,463	135,044,253	0	0	110,088,209	0
Dec-25	245,335,060	135,246,851	0	0	110,088,209	0
Nov-25	245,539,997	135,451,787	0	0	110,088,209	0
Oct-25	245,741,089	135,652,880	0	0	110,088,209	0
Sep-25	245,944,575	135,856,365	0	0	110,088,209	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
01A1	30308886	110,000,000.00	110,000,000.00	82,600,000.00	02/18/25	6,137,724.00	0.71000	03/31/26	01/01/25	I/O
3	30308907	73,000,000.00	73,000,000.00	33,200,000.00	08/26/25	15,440.00	0.01000	09/30/25	02/06/25	221
4	30308899	37,088,209.24	37,855,326.13	9,600,000.00	12/26/24	441,739.00	0.18000	09/30/25	01/01/25	221
15	30308897	14,574,000.57	14,604,876.60	16,450,000.00	02/06/26	251,426.41	0.97000	03/31/26	12/06/24	221
Totals		234,662,209.81	235,460,202.73	141,850,000.00		6,846,329.41

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
01A1	30308886	OF	NY	01/03/25	2

8/10/2026 - Loan transferred on 1/8/25 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 1/1/25. Notice of Default was sent on 1/10/25. Collateral consists of a 22-story Class B office building (''Property'') in Midtown

Manhat tan. Property was built in 1919, renovated between 2011 and 2014, contains ~372K NRSF on a 0.44-acre site. Property reported YE2025 NOI of $5.32MM and occupancy of 67%. Local counsel was retained to file for foreclosure and/or receivership, if necessary. Foreclosure was filed on 7/3/25. In exchange for acknowledging service and waiving jurisdictional defenses, Lender agreed to a 30-day extension for Borrower to respond to the foreclosure complaint. Borrower filed its response to the foreclosure complaint on 9/19/25. Lender conditionally approved a Modification, but Borrower was unable to consummate the transaction under the original deal terms. After further negotiations, Lender conditionally approved a revised workout with Borrower, but the transaction f ailed to close. The motion for summary judgment on the foreclosure matter was filed on 2/26/26, and Borrower failed to respond to the motion. On 7/1/26, the court issued a decision granting

Lender''s motion for summary judgment. Lender is now working to obtain the judgment of foreclosure and sale. Lender will continue to dual track the foreclosure process while discussing workout alternatives with Borrower.

3	30308907	MU	NY	09/21/21	2

8/10/2026 - The loan transferred to Special Servicing due to payment delinquency. The collateral is a 56K SF mixed-use property in New York City, consisting of 31 residential units and 14K SF of retail space. One commercial tenant occupies 5K

SF on a month-to-month basis, and the remaining retail space continues to be marketed by Newmark. As of May 2026, there are two residential vacancies, both of which are rent-stabilized units. Four occupied rent-stabilized units remain at the property. Borrower has proposed a modification and maturity extension that includes a new equity contribution, as well as a structure to collect the remaining balance of the $11M payment guaranty provided under the prior modification. Partial payments towards reducing the guaranty obligation have been received from the guarantor(s) post default. Lender has dual-tracked foreclosure, obtained a foreclosure judgment in federal court, and is in the process of scheduling a foreclosure sale as part of its ongoing evaluation of recovery alternatives. Lender will continue to monitor leasing efforts for the retail space while evaluating the path that maximizes loan recovery on an NPV basis. Lender is in the process of engaging a broker to market the note.

4	30308899	OF	DC	02/02/23	2

8/10/2026 - The loan transferred to the Special Servicer on 2/2/2023. The collateral consists of the leasehold interest in a 12-story multi-tenant office building containing 114,204 SF located in Washington, DC. The property is 47% occupied following the 1/31/2026 CVS lease expiration and the property is cash flow negative. The capital stack includes a mezzanine loan. Counsel has been retained. Borrower cooperated with the appointment of a receiver. Lincoln was appointed as receiver. Receiver has attempted to engage in discussions with the fee owner on restructuring the ground lease, but the fee owner has instead opted to attempt to sell their fee position and is under contract with a buyer.

15	30308897	OF	AL	12/10/24	7

8/10/2026 - REO Title Date: 6/30/2026. The property consists of a four-story Class A suburban office building (''Property'') containing 166,779 SF and 604 parking spaces located in Birmingham, AL. Built in 1982 and renovated in 1995 and 2003, the Property is situated at the interchange of Highway 280 and Interstate 459, about eight miles SE of the Birmingham CBD. The property is currently 59% occupied. Marketing Summary: The asset is not presently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30308907	73,000,000.00	4.30000%	73,000,000.00	3.00000%	9	01/11/21	03/06/20	02/10/21
6	30308682	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
7	30308885	0.00	4.28000%	0.00	4.28000%	8	03/31/22	03/31/22	04/01/22
24	30308892	9,920,489.22	4.42000%	9,920,489.22	4.42000%	8	10/30/20	09/01/20	11/05/20
24	30308892	0.00	4.42000%	0.00	4.42000%	8	04/28/22	04/28/22	06/02/22
25	30308893	0.00	4.60000%	0.00	4.60000%	8	04/01/20	04/01/20	02/10/22
30	30308918	8,097,398.85	4.25000%	8,097,398.85	4.25000%	8	08/04/20	05/06/20	08/10/20
Totals		91,017,888.07		91,017,888.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	30308902	10/18/24	23,776,270.03	0.00	268,002.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30308889	01/17/20	21,098,307.63	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	30308890	09/17/19	15,699,462.96	29,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
26	30308916	04/16/21	10,302,121.18	15,900,000.00	10,450,693.40	148,791.55	10,450,784.40	10,301,992.85	128.33	0.00	0.00	128.33	0.00%
41	30308895	04/17/18	4,088,579.48	6,900,000.00	0.00	1,228,599.31	5,317,178.79	4,088,579.48	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			74,964,741.28	95,800,000.00	10,718,696.16	1,377,390.86	15,767,963.19	14,390,572.33	128.33	0.00	0.00	128.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/25	0.00	2,529.23	0.00	0.00	0.00	0.00	0.00	0.00	6,749,154.51
		02/18/25	6,749,154.51	0.00	0.00	0.00	0.00	6,749,154.51	0.00	0.00
		03/17/23	0.00	128.19	0.00	0.00	0.00	0.00	0.00	0.00
9	30308902	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30308889	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	30308890	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	30308916	04/16/21	0.00	0.00	128.33	0.00	0.00	128.33	0.00	0.00	128.33
41	30308895	04/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			6,749,154.51	2,657.42	128.33	0.00	0.00	6,749,282.84	0.00	0.00	6,749,282.84

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
01A1	0.00	0.00	23,680.56	0.00	0.00	227,475.57	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	15,715.28	0.00	0.00	0.00	0.00	270,302.78	0.00	0.00	0.00	0.00
4	0.00	0.00	7,984.27	0.00	0.00	0.00	0.00	133,816.32	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	6,169.32	0.00	3,403.34	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	50,880.11	6,169.32	0.00	230,878.91	0.00	404,119.10	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		692,047.44

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27